FIRST FUNDS

Tennessee Tax-Free Portfolio

Class III

SUPPLEMENT DATED JULY 30, 2001
TO THE OCTOBER 28, 2000 PROSPECTUS

This supplement provides new information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

Class III

The last sentence in the third paragraph of the section entitled "How Are Exchanges Made" on page 15 of the Prospectus shall be deleted in its entirety and replaced with the following language:

Also, Institutional Investors converted to Class III shares will not be subject to the 1% CDSC in the first twenty-four months.